Property, Plant and equipment - Related information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	$ 631	$ 634
Land	47	49
Property, plant and equipment	2,390	1,842
Interest capitalized	0	0
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	206	181	$ 158
SGA
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 15	$ 11	$ 8